EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS	EMPLOYEE BENEFIT PLANSThe Company maintains a tax-qualified SIMPLE IRA retirement plan which covers all employees. Pursuant to the SIMPLE IRA program, employees are eligible to contribute to an individual SIMPLE IRA account on a tax-deferred basis. The Company makes matching contributions to the employee’s SIMPLE IRA account in an amount up to 3% of the employee’s base salary (subject to applicable IRS compensation limits). Expenses related to Company contributions were $24 and $17 for the years ended December 31, 2021 and 2020, respectively.